SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Supplemental reconciliation (Details) (Imported) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds from issuance of SAFE agreements	$ 0	$ 4,700,000
Noncash change in fair value upon issuance (Day 1)		1,318,000
Noncash change in fair value subsequent to issuance		869,000
Fair value of SAFE		$ 6,887,000